REDEEMABLE ORDINARY SHARES (Narrative) (Details) - $ / shares			1 Months Ended
	Oct. 25, 2011	Jan. 29, 2008	Nov. 22, 2016	Dec. 31, 2016	Dec. 31, 2015	Jun. 15, 2015
Class of Stock [Line Items]
Redeemable ordinary shares, par value	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Ordinary shares repurchased and cancelled	25,027,680		20,070,375
Hanwha Solar One [Member]
Class of Stock [Line Items]
Number of Ordinary Shares in Each ADS				50		50
American Depositary Share (ADSs) [Member]
Class of Stock [Line Items]
Ordinary shares repurchased and cancelled	500,554		401,408
Convertible Bonds [Member] | American Depositary Share (ADSs) [Member]
Class of Stock [Line Items]
Number of shares issued		901,961
Convertible Bonds [Member] | Redeemable Ordinary Shares [Member]
Class of Stock [Line Items]
Number of shares issued		45,098,055